As filed with the Securities and Exchange Commission on March 16, 2018

Securities Act File No. 333-201676

Investment Company Act File No. 811-23025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 16	☒

(Check appropriate box or boxes)

TCW Alternative Funds

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Patrick W. Dennis, Esq.

Vice President and Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and Address of Agent for Service)

Copies To:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

(415) 856-7000

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 16th day of March, 2018.

TCW ALTERNATIVE FUNDS

By:	/s/ Patrick W. Dennis
Patrick W. Dennis, Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David S. DeVito David S. DeVito	President and Chief Executive Officer	March 16, 2018

/s/ Richard M. Villa Richard M. Villa	Treasurer	March 16, 2018

* /s/ Patrick C. Haden Patrick C. Haden	Trustee	March 16, 2018

* /s/ Peter McMillan Peter McMillan	Trustee	March 16, 2018

* /s/ Andrew Tarica Andrew Tarica	Trustee	March 16, 2018

* /s/ Jess Ravich Jess Ravich	Trustee	March 16, 2018

* By:	/s/ Patrick W. Dennis
as Attorney-in-Fact and Agent pursuant to Power of Attorney

SCHEDULE OF EXHIBITS TO FORM N-1A

TCW Alternative Funds

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase